Inventory (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Raw materials and work in process	$ 820,907	$ 853,034	$ 749,504
Software licenses	109,800	179,400	350,000
Finished goods	639,372	775,461	865,535
Inventory included in current assets	1,570,078	1,807,895	1,965,039
Software licenses - non-current	989,600	937,100	910,000
Total Inventory	$ 2,559,678	$ 2,744,995	$ 2,875,039